12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Deferred Tax Assets (Liabilities), Insurance Commissions	$ (6,043,688)	$ (5,754,290)
Deferred Tax Assets (Liabilities), Unearned Premium Reserves	1,656,106	2,194,586
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	(1,465,727)	(1,152,280)
Deferred Tax Liabilities, Other	$ (332,215)	$ (122,100)